ANNUAL
--------------------------------------------------------------------------------
                                FINANCIAL REPORT
--------------------------------------------------------------------------------
                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
                            A Family of Mutual Funds
--------------------------------------------------------------------------------

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                  May 31, 2001













                                 [Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

In last year's Annual Report letter, we noted several unusual features of the capital markets. Specifically, in equity securities, performance was narrowly concentrated in Technology related issues which rose to extraordinary valuations, while the typical stock in non-Tech sectors languished. This had the effect of penalizing investors who held diversified portfolios, as well as those who pursued strategies focused on valuation rather than price momentum. We also observed that while equity investors reached for high-risk stocks, bond investors did the opposite. In bonds, corporate issues lagged as the bond market correctly interpreted the negative impact of Federal Reserve ("Fed") tightening on company profits. Clearly there was a disconnect, with equity investors ignoring rising economic storm clouds and bond investors seeking shelter in the highest quality U.S. Treasury securities. These anomalies were changing even as we wrote last year, with a major inflection point unfolding in the markets last Spring.

As a late Summer 2000 rally in Tech stocks ended, reality set in and the economy succumbed to the effect of multiple rate hikes by the Fed. Indeed, by November/December, it became reasonably clear the economy had come to an abrupt halt at least in Manufacturing, Technology and Telecommunications. Beginning in early January, the Fed had reduced interest rates very aggressively by a total of 2.5 percentage points in recognition of the slowdown in growth. Currently, the economy is muddling along, with weak corporate profits, modest inflation, and a general sense of unwinding in overbuilt sectors such as Tech/Telecomm. Importantly, the anomalies of 1999 through early 2000 reversed during the STI Classic Funds fiscal year ended May 31, 2001, with many large Tech stocks performing poorly, speculative Internet issues collapsing, and corporate bonds enjoying improved performance as investors shunned risk in equities but began to accept it in bonds.

The performance of various asset categories over the fiscal year of the STI Classic Funds reflected these shifts in the markets. In bonds, returns for the 12 months ending May 31, 2001 were in a range of 5% to 13% depending on maturity, while money market instruments returned 5% to 6%. Thus, investors who utilized fixed income investments during this period of weakness in the equity markets (S&P 500 Composite Index down 10.6%, NASDAQ down 37.9%) were very well rewarded. A year ago we felt strongly that bonds and especially corporate bonds would provide good returns and significant competition for stocks. Now that this has evolved as expected, we are less bullish on bonds in the face of a likely stronger economy in 2002, but believe absolute returns will continue to be attractive for conservative investors.

On the equity side, there was a substantial reversal of fortunes. The best performing categories were midsize and smaller stocks, and value stocks in all capitalization ranges. For example, the Russell 2000 Value Index was up 29.4%, the S&P Small Cap 600 Index rose 13.5%, the S&P MidCap 400 Index gained 10.9%, while the S&P 500/Barra Value Index, which captures larger value stocks, returned 7.1%. These favorable returns were caused by investors responding to compelling valuations created in smaller stocks and monetary easing. On the other side of the coin, large cap stocks and international stocks in the industrialized world had weak returns. The NASDAQ fell 37.9% for the year ended May 31, 2001, the S&P 500/Barra Growth Index was down 26.0%, the Morgan Stanley EAFE Index declined 17.5%, and the S&P 500 Composite Index dropped 10.6%. In short, the equity market has shown a split personality for quite some time and while very visible large companies in Tech and Telecomm were weak, many other sectors of the market did quite well indeed.

The STI Classic Fixed Income Funds provided competitive returns over the last twelve months. The STI Classic Equity Funds coped with dramatic change in the equity markets quite well due to a diversified approach that did not concentrate primarily on technology stocks. Standouts on the equity fund side were the funds focusing on pure value as well as the diversified stock funds. Each of the Fund managers has provided a recap of the fiscal year's results in the following pages as additional information.

Looking ahead to the upcoming year, we are more optimistic than a year ago as many excesses have been significantly corrected. Given time, easing by the Fed has almost always been a powerful tonic for the economy and stock market. That said, the heady returns of the 1995-99 period are not coming back any time soon; investors are encouraged to adopt more reasonable return expectations for stocks over the next five years. As always, we are grateful for the continued confidence of all shareholders in the STI Classic Fund Family, and look forward to another successful year of growth.

                                      Sincerely

                                      /s/ Douglas S. Phillips

                                      Douglas S. Phillips, CFA
                                      Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (21.5%)
   FFCB (B)
     4.138%, 05/28/02                $140,000   $ 140,000
   FHLB
     4.300%, 05/23/02                  50,000      50,000
   FHLB, Ser U301 (B)
     4.258%, 10/11/01                  50,000      50,000
   FHLB, Ser X101 (B)
     4.248%, 11/08/01                  45,000      45,000
   FHLMC
     4.150%, 05/15/02                 100,000     100,000
     4.320%, 05/29/02                 100,000     100,000
   FNMA
     6.230%, 06/14/01                  20,000      19,956
     6.540%, 10/05/01                  35,000      34,248
     4.093%, 02/12/02                  55,000      55,000
   SLMA (B)
     4.128%, 05/08/02                 100,000      99,945
                                                ---------
Total U.S. Government Agency Obligations
     (Cost $694,149)                              694,149
                                                ---------
COMMERCIAL PAPER (10.8%)
COMPUTERS (2.2%)
   IBM
     4.260%, 06/22/01                  70,000      69,826
                                                ---------
FINANCE (5.3%)
   ANZ Bank Delaware
     4.200%, 07/23/01                  50,000      49,697
   Beta Finance
     7.240%, 06/19/01                  40,000      40,000
   Toronto Dominion Bank
     5.930%, 06/21/01                  40,000      39,868
   UBS Finance
     6.240%, 06/04/01                  40,000      39,979
                                                ---------
                                                  169,544
                                                ---------


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (3.3%)
   Credit Suisse First Boston
     7.010%, 07/13/01                $ 45,000   $  45,000
   Morgan Stanley Dean Witter (B)
     4.170%, 07/16/01                  30,000      30,000
     4.170%, 10/12/01                  30,000      30,000
                                                ---------
                                                  105,000
                                                ---------
Total Commercial Paper
     (Cost $344,370)                              344,370
                                                ---------
CORPORATE OBLIGATIONS (28.8%)
BANKS (10.8%)
   AmSouth Bank (B)
     4.210%, 08/07/01                  25,000      24,999
   First Tennessee Bank (B)
     4.175%, 01/29/02                  75,000      75,000
     4.182%, 05/20/02                  40,000      40,000
   First Union National Bank (B)
     4.230%, 07/25/01                  50,000      50,000
   Key Bank (B)
     4.270%, 01/07/02                  60,000      60,037
   National City Bank (B)
     4.188%, 05/21/02                  60,000      60,000
   Wachovia Bank, MTN (B)
     5.089%, 06/04/01                  40,000      40,000
                                                ---------
                                                  350,036
                                                ---------
CONSUMER STAPLES (1.2%)
   Philip Morris (B)
     5.339%, 12/04/01                  40,000      40,000
                                                ---------
FINANCE (10.8%)
   Associates (B)
     4.156%, 08/27/01                  25,000      25,005
   Beta Finance, MTN
     6.935%, 08/21/01                  25,000      25,000
   Beta Finance, MTN (A) (B)
     4.588%, 05/03/02                  35,000      35,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Ford Motor Credit, MTN (B)
     4.370%, 10/01/01                 $20,000   $  20,010
   Ford Motor Credit, MTN (B)
     4.206%, 11/23/01                  23,000      23,025
   General Motors Acceptance
     6.375%, 12/01/01                  12,000      11,982
   General Motors Acceptance (B)
     4.860%, 01/15/02                  23,000      23,001
   Goldman Sachs Group, MTN (B)
     4.350%, 05/01/02                  65,000      65,085
   Morgan Stanley Dean Witter (B)
     4.170%, 12/07/01                  30,000      30,000
   Sigma Finance
     7.050%, 07/17/01                  30,000      30,000
   Sigma Finance (A) (B)
     4.180%, 04/10/02                  35,000      35,000
   Sigma Finance (B)
     4.238%, 05/28/02                  25,000      25,000
                                                ---------
                                                  348,108
                                                ---------
INVESTMENT BANKERS/BROKER DEALERS (5.3%)
   Bear Stearns, MTN (B)
     4.240%, 06/01/01                  40,000      40,000
     4.270%, 06/20/01                  40,000      40,000
   Credit Suisse First Boston, MTN (B)
     4.180%, 10/04/01                  60,000      60,000
   Merrill Lynch, MTN, Ser B
     6.750%, 09/19/01                  30,000      30,000
                                                ---------
                                                  170,000
                                                ---------
SPECIAL PURPOSE ENTITY (0.7%)
   Assisted Living Funding, Ser 1999 (B)
     4.150%, 09/01/19                  23,200      23,200
                                                ---------
Total Corporate Obligations
     (Cost $931,344)                              931,344
                                                ---------
CERTIFICATES OF DEPOSIT (2.3%)
   Regions Bank
     5.250%, 11/16/01                  50,000      50,000
   Royal Bank of Canada
     6.685%, 10/09/01                  25,000      25,002
                                                ---------
Total Certificates of Deposit
     (Cost $75,002)                                75,002
                                                ---------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (6.9%)
   California, Housing Finance Agency,
     Ser H, RB, MBIA (B)
     4.300%, 08/01/19                 $25,700   $  25,700
   California, Housing Finance Agency,
     RB, FSA (B)
     4.100%, 02/01/17                  68,100      68,100
     4.150%, 08/01/29                  36,500      36,500
   Mt. Vernon, Virginia, Multi-Family
     Housing Notes, RB (B)
     4.120%, 01/01/10                  23,000      23,000
   New York City, Multi-Family
     Housing Development Authority,
     West 26th St. Development Project,
     Ser A, RB, (B)
     4.090%, 06/01/33                  22,755      22,755
   Newport News, Virginia, Economic
     Development Authority,
     Shipbuilding Project, Ser B,
     RB, (B)
     4.150%, 07/01/31                   5,000       5,000
     4.100%, 07/01/31                  27,000      27,000
   Pittsburgh & Allegheny County,
     Sports & Exhibit Authority,
     RB, AMBAC (B)
     4.257%, 07/01/30                  14,720      14,720
                                                ---------
Total Taxable Municipal Bonds
     (Cost $222,775)                              222,775
                                                ---------
CASH EQUIVALENTS (9.6%)
   AIM Liquid Assets Fund         155,000,000     155,000
   SEI Daily Income Trust Prime
     Obligation Fund              155,000,000     155,000
                                                ---------
Total Cash Equivalents
     (Cost $310,000)                              310,000
                                                ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (19.5%)
   ABN Amro
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $115,961,233 (collateralized by
     FNMA obligation: total market
     value $118,268,434) (C)         $115,949      $  115,949
   Barclays Capital
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $129,757,286 (collateralized by
     FNMA obligation: total market
     value $132,338,443) (C)          129,743         129,743
   Deutsche Bank
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $73,364,642 (collateralized by
     FNMA and FHLMC obligations:
     total market value
     $74,823,870) (C)                  73,357          73,357
   Greenwich Capital 4.100% dated
     05/31/01, matures 06/01/01,
     repurchase price $45,761,389
     (collateralized by FNMA
     obligations:total market
     value $46,672,592) (C)            45,757          45,757
   Merrill Lynch 4.100% dated
     05/31/01, matures 06/01/01,
     repurchase price $103,097,101
     (collateralized by GNMA
     obligations: total market
     value $105,147,723) (C)          103,086         103,086

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS--CONTINUED
   Salomon Smith Barney
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $132,065,143 (collateralized by
     FNMA and FHLMC
     obligations: total market
     value $134,726,984) (C)         $132,051      $  132,051
   UBS Warburg
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $31,404,396 (collateralized by
     FNMA obligation: total market
     value $32,031,253) (C)            31,401          31,401
                                                   ----------
Total Repurchase Agreements
     (Cost $631,344)                                  631,344
                                                   ----------
Total Investments (99.4%)
   (Cost $3,208,984)                                3,208,984
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)               20,416
                                                   ----------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 3,229,400,112 outstanding
   shares of beneficial interest                    3,229,400
                                                   ----------
Total Net Assets (100.0%)                          $3,229,400
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares              $1.00
                                                   ==========
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
              FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (58.9%)
   FFCB
     4.138%, 05/28/02                 $20,000    $ 20,000
   FFCB (B)
     4.128%, 05/16/02                  50,000      49,998
   FHLB
     5.780%, 06/22/01                  35,000      34,915
     4.108%, 02/14/02                  25,000      25,000
     4.300%, 05/23/02                  25,000      25,000
   FHLB, Ser U301 (B)
     4.258%, 10/11/01                  25,000      25,000
   FHLMC
     6.440%, 07/19/01                  20,000      19,828
     6.320%, 08/16/01                  10,000       9,867
     6.603%, 09/13/01                  10,000       9,821
     4.320%, 05/29/02                  25,000      25,000
   FHLMC, MTN
     4.370%, 05/02/02                  35,000      35,000
   FNMA
     6.470%, 06/06/01                  15,000      14,987
     6.230%, 06/14/01                  30,000      29,936
     6.870%, 07/27/01                  15,000      14,850
6.290%, 08/01/01                       15,000      14,840
     6.540%, 10/05/01                  20,000      19,570
     6.500%, 11/14/01                  15,000      15,005
   FNMA (B)
     4.093%, 02/12/02                  35,000      35,000
     3.900%, 03/05/02                  20,000      19,400
     4.050%, 05/13/02                  20,000      20,000
   SLMA (B)
     4.128%, 05/08/02                  30,000      29,984
   SLMA, MTN
     4.042%, 09/05/01                  35,000      34,998
                                                 --------
Total U.S. Government Agency Obligations
     (Cost $527,999)                              527,999
                                                 --------
--------------------------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (8.9%)
   Financial Square Government
     Portfolio                     40,000,000    $ 40,000
   SEI Daily Income Trust
     Government Fund               40,000,000      40,000
                                                 --------
Total Cash Equivalents
     (Cost $80,000)                                80,000
                                                 --------
REPURCHASE AGREEMENTS (32.3%)
   ABN Amro
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $110,683,852 (collateralized by
     FNMA obligation: total market
     value $112,885,547) (C)         $110,671     110,671
   Deutsche Bank
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $100,529,689 (collateralized by
     FNMA obligations: total market
     value $102,528,607) (C)          100,518     100,518
   Greenwich Capital
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $39,161,776 (collateralized by
     FNMA obligation: total market
     value $39,941,916) (C)            39,157      39,157
   JP Morgan
     4.100% dated 05/31/01, matures
     06/01/01, repurchase price
     $38,460,531 (collateralized by
     FNMA obligation: total market
     value $39,229,608) (C)            38,456      38,456
                                                 --------
Total Repurchase Agreements
     (Cost $288,802)                              288,802
                                                 --------
Total Investments (100.1%)
   (Cost $896,801)                                896,801
                                                 --------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)            (612)
                                                 --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization-- no par value)
   based on 896,141,379 outstanding
   shares of beneficial interest                 $896,141
Accumulated net realized gain
   on investments                                      48
                                                 --------
Total Net Assets (100.0%)                        $896,189
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares          $1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
              FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (20.3%)
   U.S. Treasury Bill (D)
     3.937%, 06/14/01                $280,000      $  279,602
   U.S. Treasury Note
     6.625%, 05/31/02                 100,000         102,468
                                                   ----------
Total U.S. Treasury Obligations
     (Cost $382,070)                                  382,070
                                                   ----------
CASH EQUIVALENTS (8.3%)
   AIM Institutional Treasury Fund 78,000,000          78,000
   Federated Treasury
     Obligation Fund               78,000,000          78,000
                                                   ----------
Total Cash Equivalents
     (Cost $156,000)                                  156,000
                                                   ----------
REPURCHASE AGREEMENTS (71.6%)
   ABN Amro
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $65,762,081 (collateralized by
     U.S. Treasury obligations:
     total market value
     $67,070,812) (C)                  65,755          65,755
   Barclays Capital
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $75,016,176 (collateralized by
     U.S. Treasury STRIPS: total market
     value $76,508,901) (C)            75,008          75,008
   Deutsche Bank
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $80,697,637 (collateralized by
     U.S. Treasury Bonds
     and Notes: total market
     value $82,303,535) (C)            80,689          80,689
   Greenwich Capital
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $75,699,302 (collateralized by
     U.S. Treasury STRIPS:
     total market value
     $77,204,877) (C)                  75,691          75,691

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   JP Morgan
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $75,296,443 (collateralized by
     U.S. Treasury STRIPS:
     total market value
     $76,795,748) (C)                 $75,288      $   75,288
   Merrill Lynch
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $75,888,985 (collateralized by
     U.S. Treasury obligations:
     total market value
     $77,398,847) (C)                  75,880          75,880
   Morgan Stanley
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $404,525,081 (collateralized by
     U.S. Treasury Notes:
     total market value
     $412,650,661) (C)                404,481         404,481
   Salomon Smith Barney
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $429,326,000 (collateralized by
     U.S. Treasury Note: total market
     value $437,973,568) (C)          429,279         429,279
   UBS Warburg
     3.950% dated 05/31/01, matures
     06/01/01, repurchase price
     $67,821,280 (collateralized by
     U.S. Treasury STRIPS: total market
     value $69,170,722) (C)            67,814          67,814
                                                   ----------
Total Repurchase Agreements
     (Cost $1,349,885)                              1,349,885
                                                   ----------
Total Investments (100.2%)
   (Cost $1,887,955)                                1,887,955
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)              (4,098)
                                                   ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001




CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization-- no par value)
   based on 580,214,812 outstanding
   shares of beneficial interest                   $  580,215
Fund shares of the Corporate Trust Shares
  (unlimited authorization -- no par
   value) based on 1,303,650,385 outstanding
   shares of beneficial interest                    1,303,650
Undistributed net investment income                         3
Accumulated net realized loss
   on investments                                         (11)
                                                   ----------
Total Net Assets (100.0%)                          $1,883,857
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares              $1.00
                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares            $1.00
                                                   ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
              FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

--------------------------------------------------------------------------------





                        KEY TO ABBREVIATIONS USED IN THE
                            STATEMENTS OF NET ASSETS



AMBAC       Security insured by the American Municipal Bond Assurance
            Corporation
FFCB        Federal Farm Credit Bank
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Security Assurance
GNMA        Government National Mortgage Association
MBIA        Security insured by the Municipal Bond Investors Assurance
            Corporation
MTN         Medium Term Note
RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separate Trading of Registered Interest and Principal of Securities
(A)         Private Placement Security
(B)         Adjustable Rate Security. The rate reported on the Statement of Net
            Assets is the rate in effect on May 31, 2001. Optional tender features give these securities a shorter effective maturity date.
(C)         Tri-Party Repurchase Agreement
(D)         The rate shown is the effective yield at the date of purchase.

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


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 2001


                                                                        CLASSIC           CLASSIC           CLASSIC
                                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                    CASH MANAGEMENT   U.S. GOVERNMENT    U.S. TREASURY
                                                                     MONEY MARKET    SECURITIES MONEY  SECURITIES MONEY
                                                                         FUND           MARKET FUND       MARKET FUND
                                                                    ---------------- ----------------- -----------------
Income:
   Interest Income ..........................................          $162,651           $45,948           $97,058
                                                                       --------           -------           -------
Expenses:
   Investment Advisory Fees .................................             5,264             1,533             3,334
   Administrator Fees .......................................             1,841               536             1,166
   Transfer Agent Fees-- Institutional Shares ...............                16                16                16
   Transfer Agent Fees-- Corporate Trust Shares .............                --                --                16
   Transfer Agent Out of Pocket Expenses ....................               156                46               101
   Printing Fees ............................................               148                33                89
   Custodian Fees ...........................................                69                20                43
   Professional Fees ........................................               121                24                74
   Trustee Fees .............................................                24                 7                16
   Registration Fees ........................................               192                47               102
   Shareholder Service Fees .................................                --                --             2,546
   Insurance and Other Fees .................................                 8                --                40
                                                                       --------           -------           -------
   Total Expenses ............................................            7,839             2,262             7,543
                                                                       --------           -------           -------
   Less: Investment Advisory Fees Waived .....................             (718)              (91)             (251)
            Administrator Fees Waived ........................             (526)             (153)             (333)
                                                                       --------           -------           -------
Net Expenses .................................................            6,595             2,018             6,959
                                                                       --------           -------           -------
Net Investment Income ........................................          156,056            43,930            90,099
                                                                       --------           -------           -------
Net Realized Gain (Loss) on Securities Sold ..................               (1)               73                (8)
                                                                       --------           -------           -------
Increase in Net Assets Resulting from Operations .............         $156,055           $44,003           $90,091
                                                                       =========          =======           =======
Amounts designated as "--" are either $0 or have been rounded to $0.




  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEARS ENDED MAY 31,


                                               CLASSIC                         CLASSIC                        CLASSIC
                                            INSTITUTIONAL                   INSTITUTIONAL                  INSTITUTIONAL
                                           CASH MANAGEMENT                 U.S. GOVERNMENT                 U.S. TREASURY
                                            MONEY MARKET                  SECURITIES MONEY               SECURITIES MONEY
                                                FUND                         MARKET FUND                    MARKET FUND
                                     --------------------------      --------------------------      ---------------------------
                                       06/01/00-     06/01/99-         06/01/00-     06/01/99-         06/01/00-     06/01/99-
                                       05/31/01      05/31/00          05/31/01      05/31/00          05/31/01      05/31/00
                                      ----------    -----------       ----------     ----------       ----------     ----------
Operations:
  Net Investment Income ...........  $   156,056    $   118,955      $    43,930    $    35,721      $    90,099    $    68,545
  Net Realized Gain (Loss)
      on Investments ..............           (1)            --               73             --               (8)             3
                                     -----------    -----------      -----------    -----------      -----------    -----------
  Increase in Net Assets
      from Operations .............      156,055        118,955           44,003         35,721           90,091         68,548
                                     -----------    -----------      -----------    -----------      -----------    -----------
Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ..........     (155,491)      (119,528)         (43,930)       (35,721)         (21,487)       (14,676)
    Corporate Trust Shares ........           --             --               --             --          (68,648)       (53,866)
                                     -----------    -----------      -----------    -----------      -----------    -----------
  Total Distributions                   (155,491)      (119,528)         (43,930)       (35,721)         (90,135)       (68,542)
                                     -----------    -----------      -----------    -----------      -----------    -----------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from
      Shares Issued ...............    7,960,103      7,310,322        2,104,691      1,986,992        2,215,790      1,631,329
    Reinvestments of
  Cash Distributions ..............      109,209         76,132           12,179         12,023           19,897         14,668
    Cost of Shares Repurchased ....   (7,152,161)    (6,962,679)      (1,871,380)    (1,965,478)      (1,985,171)    (1,599,793)
                                     -----------    -----------      -----------    -----------      -----------    -----------
  Increase in Net Assets
    from Institutional Share
    Transactions ..................      917,151        423,775          245,490         33,537          250,516         46,204
                                     -----------    -----------      -----------    -----------      -----------    -----------
  Corporate Trust Shares:
    Proceeds from
      Shares Issued ...............           --             --               --             --        2,678,255      3,577,647
    Cost of Shares Repurchased ....           --             --               --             --       (2,513,136)    (2,439,116)
                                     -----------    -----------      -----------    -----------      -----------    -----------
  Increase in Net Assets
    from Corporate Trust Share
    Transactions ..................           --             --               --             --          165,119      1,138,531
                                     -----------    -----------      -----------    -----------      -----------    -----------
  Increase in Net Assets
      from Share Transactions .....      917,151        423,775          245,490         33,537          415,635      1,184,735
                                     -----------    -----------      -----------    -----------      -----------    -----------
      Total Increase
       in Net Assets ..............      917,715        423,202          245,563         33,537          415,591      1,184,741
                                     -----------    -----------      -----------    -----------      -----------    -----------
Net Assets:
    Beginning of Period ...........    2,311,685      1,888,483          650,626        617,089        1,468,266        283,525
                                     -----------    -----------      -----------    -----------      -----------    -----------
     End of Period ................  $ 3,229,400    $ 2,311,685      $   896,189    $   650,626      $ 1,883,857    $ 1,468,266
                                     ===========    ===========      ===========    ===========      ===========    ===========



                                               CLASSIC                        CLASSIC                        CLASSIC
                                            INSTITUTIONAL                   INSTITUTIONAL                  INSTITUTIONAL
                                           CASH MANAGEMENT                 U.S. GOVERNMENT                 U.S. TREASURY
                                            MONEY MARKET                  SECURITIES MONEY               SECURITIES MONEY
                                                FUND                         MARKET FUND                    MARKET FUND
                                      -------------------------      --------------------------      --------------------------
                                       06/01/00-      06/01/99-       06/01/00-      06/01/99-        06/01/00-      06/01/99-
                                       05/31/01       05/31/00        05/31/01       05/31/00         05/31/01       05/31/00
                                      ----------     ----------       ----------     ----------       ----------     ----------
(1) Shares Issued and Redeemed:
  Institutional Shares:
    Shares Issued .................    7,960,103      7,310,322        2,104,691      1,986,991        2,215,790      1,631,329
    Shares Issued in Lieu
          of Cash Distributions ...      109,209         76,132           12,179         12,023           19,897         14,668
    Shares Redeemed ...............   (7,152,161)    (6,962,679)      (1,871,380)    (1,965,478)      (1,985,171)    (1,599,793)
                                      ----------     ----------       ----------     ----------       ----------     ----------
  Net Institutional
   Share Transactions .............      917,151        423,775          245,490         33,536          250,516         46,204
                                      ----------     ----------       ----------     ----------       ----------     ----------
  Corporate Trust Shares:
    Shares Issued .................           --             --               --             --        2,678,255      3,577,647
    Shares Redeemed ...............           --             --               --             --       (2,513,136)    (2,439,116)
                                      ----------     ----------       ----------     ----------       ----------     ----------
  Net Corporate Trust
      Share Transactions ..........           --             --               --             --          165,119      1,138,531
                                      ----------     ----------       ----------     ----------       ----------     ----------
  Net Change in Capital
      Shares ......................      917,151        423,775          245,490         33,536          415,635      1,184,735
                                      ==========     ==========       ==========     ==========       ==========     ==========

Amounts designated as "--" are either $0 or have been rounded to $0.


                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                           THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                NET            DISTRIBUTIONS         NET ASSET
                         NET ASSET VALUE     INVESTMENT          FROM NET            VALUE END              TOTAL
                       BEGINNING OF PERIOD     INCOME        INVESTMENT INCOME       OF PERIOD             RETURN+
                       -------------------   ----------    --------------------    --------------         ---------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2001              $1.00             $0.06              $(0.06)             $1.00                  6.13%
           2000               1.00              0.05               (0.05)              1.00                  5.56
           1999*              1.00              0.02               (0.02)              1.00                  1.58
           For the years ended January 31:
           1999               1.00              0.05               (0.05)              1.00                  5.46
           1998               1.00              0.06               (0.06)              1.00                  5.66
           1997               1.00              0.05               (0.05)              1.00                  5.45

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2001              $1.00             $0.06              $(0.06)             $1.00                  5.98%
           2000               1.00              0.05               (0.05)              1.00                  5.39
           1999*              1.00              0.02               (0.02)              1.00                  1.56
           For the years ended January 31:
           1999               1.00              0.05               (0.05)              1.00                  5.30
           1998               1.00              0.05               (0.05)              1.00                  5.52
           1997               1.00              0.05               (0.05)              1.00                  5.29

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2001              $1.00             $0.06              $(0.06)             $1.00                  5.74%
           2000               1.00              0.05               (0.05)              1.00                  5.25
           1999               1.00              0.05               (0.05)              1.00                  4.97
           1998               1.00              0.05               (0.05)              1.00                  5.50
           1997(C)            1.00              0.02               (0.02)              1.00                  2.46
Corporate Trust Shares
           2001              $1.00             $0.05              $(0.05)             $1.00                  5.53%
           2000(D)            1.00              0.05               (0.05)              1.00                  5.02
(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic
    Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.
(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is
    the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

                                                                                                           RATIO OF
                                                                                   RATIO OF            NET INVESTMENT
                                                                RATIO OF          EXPENSES TO             INCOME TO
                          NET ASSETS       RATIO OF          NET INVESTMENT    AVERAGE NET ASSETS     AVERAGE NET ASSETS
                            END OF        EXPENSES TO           INCOME TO      (EXCLUDING WAIVERS     (EXCLUDING WAIVERS
                         PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
                         ------------  ------------------  ------------------  -------------------    -------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
          2001           $3,229,400          0.25%                5.91%               0.30%                  5.86%
          2000            2,311,685          0.25                 5.42                0.30                   5.37
          1999*           1,888,483          0.25                 4.79                0.35                   4.69
          For the years ended January 31:
          1999              884,490          0.23                 5.31                0.35                   5.19
          1998              740,837          0.20                 5.52                0.36                   5.36
          1997              477,435          0.20                 5.33                0.38                   5.15

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
          2001           $  896,189          0.26%                5.72%               0.29%                  5.69%
          2000              650,626          0.25                 5.27                0.29                   5.23
          1999*             617,089          0.25                 4.73                0.36                   4.62
          For the years ended January 31:
          1999              688,031          0.23                 5.18                0.36                   5.05
          1998              789,410          0.20                 5.39                0.37                   5.22
          1997              586,731          0.20                 5.17                0.37                   5.00

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
          2001           $  580,227          0.27%                5.44%               0.30%                  5.41%
          2000              329,725          0.25                 5.17                0.31                   5.11
          1999              283,525          0.20                 4.83                0.47                   4.56
          1998              140,334          0.18                 5.34                0.38                   5.14
          1997(C)            20,238          0.09                 5.27                0.51                   4.85
Corporate Trust Shares
          2001           $1,303,630          0.46%                5.38%               0.50%                  5.34%
          2000(D)         1,138,541          0.45                 4.93                0.49                   4.89



(C) Commenced operations on December 12, 1996. All ratios for the period have been annualized.
(D) Commenced operations on June 3, 1999. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
 *  For the period February 1, 1999 to May 31, 1999.  All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001



1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-four funds as of May 31, 2001: the Balanced Fund, the Capital Appreciation Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds" or the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agree-ments mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the Institutional U.S. Treasury Securities Money Market Fund has reclassified $2,966 from Accumulated Net Realized Loss to Undistributed Net Investment Income. These reclassifications are attributable to the classification of short-term capital gains and ordinary income treatment for tax purposes. These reclassifications have no effect on net assets or net asset value per share.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     AUDIT GUIDE IMPLEMENTATION -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds do not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS  (concluded)
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2001


3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services the Distributor received $2,017,314 for the year ended May 31, 2001.

4. Administration, Shareholder, and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan (the "Plan") for the Corporate Trust Shares. The Fund pays the Distributor a monthly shareholder services fee at an annual rate of
 .20% of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated June 15, 1993, and last amended as of August 15, 2000.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, Atlanta into Trusco Capital Management, Inc. (the "Investment Adviser").

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                       MAXIMUM
                                                        ANNUAL
                                                       ADVISORY
                                                         FEE
                                                     ------------
Classic Institutional Cash Management
   Money Market Fund                                    0.20%
Classic Institutional U.S. Government Securities
   Money Market Fund                                    0.20%
Classic Institutional U.S. Treasury Securities
   Money Market Fund                                    0.20%

-------------------------------------------------------------------------------



The Investment Adviser and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Classic Institutional U.S. Government Securities Money Market Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

7. Investment Transactions:

The Funds had capital loss carryforwards at May 31, 2001 as follows:

                                               CAPITAL LOSS
                                                 CARRYOVER     EXPIRES
                                                  5/31/01        2009
FUND                                               (000)         (000)
------                                          ----------    ----------
Classic Institutional U.S. Treasury Securities
   Money Market Fund                                $11           $11

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001



To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic Institutional Cash Management Money Market, Classic Institutional U.S. Government Securities Money Market, and Classic Institutional U.S. Treasury Securities Money Market Funds of STI Classic Funds (the "Trust") as of May 31, 2001, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to May 31, 1999, for the Classic Institutional Cash Management Money Market and Classic Institutional U.S. Government Securities Money Market Funds, were audited by other auditors whose report, dated March 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Classic Institutional Cash Management Money Market, Classic Institutional U.S. Government Securities Money Market, and Classic Institutional U.S. Treasury Securities Money Market Funds, of STI Classic Funds as of May 31, 2001, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
July 18, 2001

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2001                                        UNAUDITED


For shareholders that do not have a May 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2001 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended May 31, 2001, each portfolio is designating the following items with regard to distributions paid during the year.



                                          LONG TERM
                                         (20% RATE)       QUALIFIED       ORDINARY
                                        CAPITAL GAIN     5-YEAR GAIN       INCOME       TAX-EXEMPT      TOTAL         QUALIFYING
            FUND                        DISTRIBUTIONS    DISTRIBUTION   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS (1)
------------------------------------    --------------   ------------   -------------   ----------   -------------   -------------
Classic Institutional Cash Management
   Money Market Fund                         --%              --%          100.00%          --%         100.00%           --%
Classic Institutional U.S. Government
   Money Market Fund                         --%              --%          100.00%          --%         100.00%           --%
Classic Institutional U.S. Treasury
   Securities Money Market Fund              --%              --%          100.00%          --%         100.00%           --%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

                    STI Classic Funds are not deposits,  are
                    not insured or guaranteed by the FDIC or
                    any other government agency, and are not
                    endorsed   by  and  do  not   constitute
                    obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.










                                                                 STI-AR-004-0100